Note 05 - Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense:
Net interest income		€ 15,161	€ 16,122	€ 13,983
Deutsche Bank AG [Member]
Interest and similar income:
Interest income on cash and central bank balances		7,045	7,048	1,936
Interest income on interbank balances (w/o central banks)		643	607	352
Central bank funds sold and securities purchased under resale agreements		1,935	1,069	504
Loans		23,330	22,032	14,238
Other		2,140	2,103	1,969
Total Interest and similar income from assets measured at amortized cost		35,094	32,857	18,999
Interest income from assets at fair value through other comprehensive income		1,408	1,097	798
Total Interest and similar income calculated using the effective interest method		36,502	33,955	19,798
Financial assets at fair value through profit or loss		12,493	9,592	4,652
Total interest and similar income	[1]	48,996	43,546	24,449
Thereof: Negative Interest Expense on Financial Liabilities		28	76	959
Interest expense:
Interest-bearing deposits		14,410	10,658	3,719
Central bank funds purchased and securities sold under repurchase agreements		708	388	304
Other short-term borrowings		390	310	111
Long-term debt		6,770	6,154	2,409
Trust preferred securities		17	16	13
Other		3,035	2,848	1,119
Total Interest expense measured at amortized cost		25,330	20,374	7,676
Financial liabilities at fair value through profit or loss		8,505	7,051	2,791
Total interest expense		33,835	27,424	10,466
Thereof: Negative interest income on financial assets		39	81	461
Net interest income		€ 15,161	€ 16,122	€ 13,983

[1]	Interest and similar income included € 36.5 billion , € 34.0 billion and € 19.8 billion for the year ended December 31, 2024, 2023 and 2022, respectively, calculated based on effective interest method